UNITED STATES
                   SECURITIES AND EXCHANGE COMMISSION
                         Washington, D.C.  20549

                               FORM 13F

                         FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30,2000

Check here if Amendment [  ];  Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [X ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:    Sparrow Capital Management, Inc.
Address: 225 S. Meramec, Suite 732T
         St. Louis,MO 63105



13F File Number: 28-______

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:    Mark Thompson
Title:   Compliance Officer
Phone:   314-725-6161_
Signature, Place, and Date of Signing:

Mark Thompson__   St. Louis, MO___   October 30,2000_


Report Type (Check only one.):

[X ]   13F HOLDINGS REPORT.

[  ]   13F NOTICE.

[  ]   13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:





I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                          FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:
Form 13F Information Table Entry Total:      44
Form 13F Information Table Value Total:       $167,550


List of Other Included Managers:

No.   13F File Number        Name





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
                                                          FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP NO  (x$1000) PRN AMT  PRN CALL DSCRETN  MANAGERS      SOLE    SHARED   NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- -----------  -------- -------- --------

AMERICAN EXPRESS CO            COM              025816109     7510   123621 SH       DEFINED                 18000        0   105621
AMGEN INC                      COM              031162100    10035   143707 SH       DEFINED                 17220        0   126487
BEST BUY INC                   COM              086516101     8085   127068 SH       DEFINED                 15600        0   111468
BROCADE COMMUNICATIONS SYS INC COM              111621108      487     2065 SH       DEFINED                  1100        0      965
CALPINE CORP                   COM              131347106    19094   182932 SH       DEFINED                 25280        0   157652
CELESTICA INC                  COM              15101Q108     4837    69850 SH       DEFINED                  4000        0    65850
CENTRAL MINERA CORP COM        COM              154130108        1    16300 SH       DEFINED                     0        0    16300
CISCO SYSTEMS INC              COM              17275R102     5430    98278 SH       DEFINED                 16740        0    81538
DELL COMPUTER CORP             COM              247025109      319    10364 SH       DEFINED                  1000        0     9364
DISNEY WALT CO                 COM              254687106     4978   130150 SH       DEFINED                 20600        0   109550
EMC CORPORATION MASS           COM              268648102    14616   147448 SH       DEFINED                 16760        0   130688
E-TEK DYNAMICS INC             COM              269240107      211      800 SH       SOLE                      800        0        0
ELANTEC SEMICONDUCTOR          COM              284155108      259     2595 SH       DEFINED                     0        0     2595
ENRON CORP                     COM              293561106      480     5475 SH       DEFINED                     0        0     5475
EXTREME NETWORKS INC           COM              30226D106      481     4205 SH       DEFINED                  1300        0     2905
GENERAL ELECTRIC CO            COM              369604103     9777   169479 SH       DEFINED                 21600        0   147879
GOLDEN WEST FINL CORP DEL      COM              381317106      213     3980 SH       DEFINED                     0        0     3980
HOME DEPOT INC                 COM              437076102     1316    24792 SH       DEFINED                  7300        0    17492
INTEL CORP                     COM              458140100     4068    97884 SH       DEFINED                 15700        0    82184
INVITRO INTERNATIONAL          COM              461853103        7    86200 SH       DEFINED                     0        0    86200
KANSAS CITY SOUTHN INDS        COM              485170104      444     4755 SH       DEFINED                     0        0     4755
KEEBLER FOODS CO               COM              487256109     4803   114360 SH       DEFINED                 15200        0    99160
KERR MC GEE CORP               COM              492386107     6571    99190 SH       DEFINED                 12600        0    86590
LUCENT TECHNOLOGIES INC        COM              549463107      324    10617 SH       DEFINED                     0        0    10617
MCI WORLDCOM INC               COM              55268B106      250     6631 SH       DEFINED                  2550        0     4081
MEDICAL DEVICE ALLIANCE INC.   RESTRICTED       59449S19T        0    20000 SH       DEFINED                     0        0    20000
MICROSOFT CORP                 COM              594918104     1495    24795 SH       DEFINED                  4200        0    20595
MORGAN STANLEY D. WITTER & CO  COM              617446448    10616   116105 SH       DEFINED                 15840        0   100265
NASDAQ 100 TRUST                  UNIT SERIES 1 631100104      497     5600 SH       SOLE                     5600        0        0
NETWORK APPLIANCE INC          COM              64120L104      394     3090 SH       SOLE                     3090        0        0
NEWPORT CORP                   COM              651824104      384     2410 SH       DEFINED                   880        0     1530
ORACLE CORP                    COM              68389X105     8077   102560 SH       DEFINED                 13200        0    89360
PEPSI BOTTLING GROUP INC       COM              713409100     6527   217110 SH       DEFINED                 29000        0   188110
PERSONAL MISSOURI TAX-FREE     BOND FUND        7153019KT      225    14938 SH       DEFINED                     0        0    14938
PFIZER INC                     COM              717081103     4714   104902 SH       DEFINED                 13600        0    91302
PROTEIN DESIGN LABS INC        COM              74369L103      289     2400 SH       SOLE                     2400        0        0
PROVIDIAN FINL CORP            COM              74406A102      271     2135 SH       DEFINED                     0        0     2135
SAFEWAY INC NEW                COM              786514208      240     5145 SH       DEFINED                  3860        0     1285
SOUTHWEST AIRLINES CO          COM              844741108     5163   212905 SH       DEFINED                 14600        0   198305
STATE STREET CORP              COM              857477103      545     4190 SH       DEFINED                     0        0     4190
SUN MICROSYSTEMS INC           COM              866810104     9170    78545 SH       DEFINED                  7200        0    71345
TYCO INTL LTD (NEW)            COM              902124106     8055   155285 SH       DEFINED                 22440        0   132845
WAL MART STORES INC            COM              931142103     6087   126479 SH       DEFINED                 10920        0   115559
TEEKAY SHIPPING MARSHALL ISLND COM              Y8564W103      205     4375 SH       DEFINED                     0        0     4375